Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in liabilities arising from financing activities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Hedge finance cost payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance	S/ 5,922	S/ 6,033
Distribution of dividends
Finance cost on cross currency swaps	16,144	14,824
Cash inflow
Cash outflow	(15,685)	(14,935)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others
Ending balance	6,381	5,922
Dividends payable [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance	52,523	19,331
Distribution of dividends	98,465	154,119
Finance cost on cross currency swaps
Cash inflow	321	328
Cash outflow	(143,623)	(120,975)
Movement of foreign currency
Amortization of costs of issuance of senior notes
Others		(280)
Ending balance	7,686	52,523
Interest-bearing loans [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance	1,101,904	1,083,377
Distribution of dividends
Finance cost on cross currency swaps
Cash inflow	862,191	638,281
Cash outflow	(745,384)	(610,999)
Movement of foreign currency	6,812	(9,562)
Amortization of costs of issuance of senior notes	817	807
Others
Ending balance	S/ 1,226,340	S/ 1,101,904